Derivative financial liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of liabilities [line items]
Liabilities	$ 124,090
Liabilities	110,608	$ 124,090
Derivative Financial Liabilities [Member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	12,688	0
Stock warrants issued	0	23,986
Change in fair value due to revaluation of derivative financial liabilities	(12,558)	(11,276)
Change in fair value due to foreign exchange	289	(22)
Liabilities	$ 419	$ 12,688